Inventories - Summary of Inventories (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Inventories [Line Items]
Raw materials	₩ 4,520,821	₩ 3,654,341
Merchandise	1,001	512
Work-in-progress	172,014	180,220
Finished goods	52,585	27,254
Supplies	2,814,377	2,537,159
Inventories-in-transit	2,356,444	1,195,148
Other inventories	13,490	13,548
Total Inventories	9,930,732	7,608,182
Acquisition cost
Inventories [Line Items]
Raw materials	4,522,171	3,655,588
Merchandise	1,001	512
Work-in-progress	172,089	180,220
Finished goods	52,642	27,254
Supplies	2,814,377	2,541,028
Inventories-in-transit	2,356,444	1,195,148
Other inventories	13,490	13,548
Total Inventories	9,932,214	7,613,298
Valuation allowance
Inventories [Line Items]
Raw materials	(1,350)	(1,247)
Merchandise	0	0
Work-in-progress	(75)	0
Finished goods	(57)	0
Supplies	0	(3,869)
Inventories-in-transit	0	0
Other inventories	0	0
Total Inventories	₩ (1,482)	₩ (5,116)